TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectuses and

Statement of Additional Information

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Transamerica American Funds Managed Risk VP

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica American Funds Managed Risk VP: Effective August 1, 2017, the management fee is 0.53% of the first $2 billion; 0.52% over $2 billion up to $4 billion; 0.50% over $4 billion up to $6 billion; 0.49% over $6 billion up to $8 billion; 0.48% over $8 billion up to $10 billion; and 0.46% in excess of $10 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.53% of the first $5 billion; 0.52% over $5 billion up to $10 billion; and 0.46% in excess of $10 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica American Funds Managed Risk VP

0.53% of the first $2 billion

0.52% over $2 billion up to $4 billion

0.50% over $4 billion up to $6 billion

0.49% over $6 billion up to $8 billion

0.48% over $8 billion up to $10 billion

0.46% in excess of $10 billion

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Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica BlackRock Global Allocation Managed Risk – Balanced VP: Effective August 1, 2017, the management fee is 0.28% of the first $2 billion; 0.27% over $2 billion up to $4 billion; 0.25% over $4 billion up to $6 billion; 0.24% over $6 billion up to $8 billion; 0.23% over $8 billion up to $10 billion; and 0.22% in excess of $10 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.28% of the first $5 billion; 0.27% over $5 billion up to $10 billion; and 0.22% in excess of $10 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica BlackRock Global Allocation Managed Risk – Balanced VP

0.28% of the first $2 billion

0.27% over $2 billion up to $4 billion

0.25% over $4 billion up to $6 billion

0.24% over $6 billion up to $8 billion

0.23% over $8 billion up to $10 billion

0.22% in excess of $10 billion

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Transamerica BlackRock Global Allocation Managed Risk – Growth VP

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica BlackRock Global Allocation Managed Risk – Growth VP: Effective August 1, 2017, the management fee is 0.30% of the first $2 billion; 0.29% over $2 billion up to $4 billion; 0.27% over $4 billion up to $6 billion; 0.26% over $6 billion up to $8 billion; 0.25% over $8 billion up to $10 billion; and 0.24% in excess of $10 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.30% of the first $5 billion; 0.29% over $5 billion up to $10 billion; and 0.24% in excess of $10 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica BlackRock Global Allocation Managed Risk – Growth VP

0.30% of the first $2 billion

0.29% over $2 billion up to $4 billion

0.27% over $4 billion up to $6 billion

0.26% over $6 billion up to $8 billion

0.25% over $8 billion up to $10 billion

0.24% in excess of $10 billion

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Transamerica JPMorgan Core Bond VP

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica JPMorgan Core Bond VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.45%	0.45%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.49%	0.74%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica JPMorgan Core Bond VP:

	1 year	3 years	5 years	10 years
Initial Class	$50	$157	$274	$616
Service Class	$76	$237	$411	$918

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica JPMorgan Core Bond VP: Effective August 1, 2017, the management fee is 0.45% of the first $750 million; 0.39% over $750 million up to $1 billion; 0.375% over $1 billion up to $1.5 billion; 0.37% over $1.5 billion up to $3 billion; and 0.365% in excess of $3 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.48% of the first $750 million; 0.43% over $750 million up to $1 billion; and 0.405% in excess of $1 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica JPMorgan Core Bond VP	0.45% of the first $750 million 0.39% over $750 million up to $1 billion 0.375% over $1 billion up to $1.5 billion 0.37% over $1.5 billion up to $3 billion 0.365% in excess of $3 billion

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Transamerica Madison Diversified Income VP

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica Madison Diversified Income VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.73%	0.73%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.79%	1.04%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica Madison Diversified Income VP:

	1 year	3 years	5 years	10 years
Initial Class	$81	$252	$439	$978
Service Class	$106	$331	$574	$1,271

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica Madison Diversified Income VP: Effective August 1, 2017, the management fee is 0.73% of the first $500 million; 0.70% over $500 million up to $1 billion; and 0.68% in excess of $1 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.78% of average daily net assets.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Madison Diversified Income VP	0.73% of the first $500 million 0.70% over $500 million up to $1 billion 0.68% in excess of $1 billion

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Transamerica MFS International Equity VP

Effective August 1, 2017, the table below replaces in its entirety the corresponding table found in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to Transamerica MFS International Equity VP:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Initial	Service
Management fees[1]	0.91%	0.91%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.10%	0.10%
Total annual fund operating expenses	1.01%	1.26%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective August 1, 2017.

Effective August 1, 2017, the table below replaces in its entirety the table found in the “Example” section of the Prospectus and Summary Prospectus relating to Transamerica MFS International Equity VP:

	1 year	3 years	5 years	10 years
Initial Class	$103	$322	$558	$1,236
Service Class	$128	$400	$692	$1,523

Effective August 1, 2017, the following information will be added alphabetically to the sub-section entitled “Recent Management Fee Changes” under the heading “Investment Manager” in the Prospectus:

Transamerica MFS International Equity VP: Effective August 1, 2017, the management fee is 0.905% of the first $500 million; 0.88% over $500 million up to $1 billion; 0.83% over $1 billion up to $1.5 billion; 0.805% over $1.5 billion up to $2 billion; and 0.78% in excess of $2 billion in average daily net assets. Prior to August 1, 2017, the management fee was 0.93% of the first $250 million; 0.905% over $250 million up to $500 million; 0.88% over $500 million up to $1 billion; and 0.83% in excess of $1 billion.

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Effective August 1, 2017, the following information revises the corresponding information found in the “Investment Manager Compensation” section under the heading “Investment Management and Other Services” contained in the Statement of Additional Information:

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica MFS International Equity VP	0.905% of the first $500 million 0.88% over $500 million up to $1 billion 0.83% over $1 billion up to $1.5 billion 0.805% over $1.5 billion up to $2 billion 0.78% in excess of $2 billion

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Investors Should Retain this Supplement for Future Reference

August 1, 2017